Taxation - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2023
Taxation
Gross unrecognized tax benefits		$ 0	$ 285
Corporate income tax paid	$ 148	(2,655)
Recognized interests			1
Penalties related to unrecognized tax benefits			200
Accrued interests and penalties		$ 0	$ 201
People's Republic of China
Taxation
Term of tax returns		5 years
Hong Kong
Taxation
Term of tax returns		6 years
Singapore
Taxation
Term of tax returns		5 years
Malaysia
Taxation
Term of tax returns		5 years
Thailand
Taxation
Term of tax returns		10 years
Saudi Arabia
Taxation
Term of tax returns		5 years
United Arab Emirates
Taxation
Term of tax returns		5 years
Philippines
Taxation
Term of tax returns		3 years
Vietnam
Taxation
Term of tax returns		5 years